Investment Risks	Sep. 24, 2026
DailyDelta Nasdaq 100® Call Options Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the NASDAQ-100® Index (or on ETFs that track the NASDAQ-100® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the NASDAQ-100® Index or an ETF that tracks the NASDAQ-100® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the NASDAQ-100® Index, the Fund may also be subject to the following risks:

DailyDelta Nasdaq 100® Call Options Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The NASDAQ-100® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the NASDAQ-100® Index but will be subject to declines in the performance of the NASDAQ-100® Index.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the NASDAQ-100® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta Nasdaq 100® Call Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta Nasdaq 100® Call Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Prospectus [Line Items]
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NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Options Loss Compounding Risk [Member]
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Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta Nasdaq 100® Call Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta Nasdaq 100® Call Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
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Trading. Although Shares are listed on Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta Nasdaq 100® Call Options Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Management Risk [Member]
Prospectus [Line Items]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta Nasdaq 100® Call Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
Prospectus [Line Items]
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NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta Nasdaq 100® Call Options Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta Nasdaq 100® Call Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta Nasdaq 100® Call Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta Nasdaq 100® Call Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the NASDAQ-100® Index (or on ETFs that track the NASDAQ-100® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the NASDAQ-100® Index or an ETF that tracks the NASDAQ-100® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the NASDAQ-100® Index, the Fund may also be subject to the following risks:

DailyDelta Nasdaq 100® Put Options Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The NASDAQ-100® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the NASDAQ-100® Index but will be subject to declines in the performance of the NASDAQ-100® Index.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the NASDAQ-100® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta Nasdaq 100® Put Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta Nasdaq 100® Put Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Options Loss Compounding Risk [Member]
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Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days.

Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day.

The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta Nasdaq 100® Put Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta Nasdaq 100® Put Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta Nasdaq 100® Put Options Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta Nasdaq 100® Put Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta Nasdaq 100® Put Options Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta Nasdaq 100® Put Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Index Positive Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Positive Performance Risk. Positive performance of the NASDAQ-100® Index will negatively impact the Fund. The performance of NASDAQ-100® Index is subject to many factors that may contribute to it having positive performance. The NASDAQ-100® Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, the NASDAQ-100® Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, the NASDAQ-100® Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the NASDAQ-100® Index.

DailyDelta Nasdaq 100® Put Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta Nasdaq 100® Put Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta SP500® Call Options Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the SP500® Index (or on ETFs that track the SP500® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the SP500® Index or an ETF that tracks the SP500® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the SP500® Index, the Fund may also be subject to the following risks:

DailyDelta SP500® Call Options Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The SP500® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the SP500® Index but will be subject to declines in the performance of the SP500® Index.

DailyDelta SP500® Call Options Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the SP500® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta SP500® Call Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta SP500® Call Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option.

The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta SP500® Call Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta SP500® Call Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta SP500® Call Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta SP500® Call Options Strategy ETF | Options Loss Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta SP500® Call Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta SP500® Call Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta SP500® Call Options Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta SP500® Call Options Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta SP500® Call Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta SP500® Call Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta SP500® Call Options Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta SP500® Call Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta SP500® Call Options Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta SP500® Call Options Strategy ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta SP500® Call Options Strategy ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta SP500® Call Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta SP500® Call Options Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta SP500® Call Options Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta SP500® Call Options Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta SP500® Call Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta SP500® Call Options Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

DailyDelta SP500® Call Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta SP500® Call Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta SP500® Put Options Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the SP500® Index (or on ETFs that track the SP500® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the SP500® Index or an ETF that tracks the SP500® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the SP500® Index, the Fund may also be subject to the following risks:

DailyDelta SP500® Put Options Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The SP500® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the SP500® Index but will be subject to declines in the performance of the SP500® Index.

DailyDelta SP500® Put Options Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the SP500® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta SP500® Put Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta SP500® Put Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta SP500® Put Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta SP500® Put Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta SP500® Put Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta SP500® Put Options Strategy ETF | Options Loss Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta SP500® Put Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta SP500® Put Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta SP500® Put Options Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta SP500® Put Options Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta SP500® Put Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta SP500® Put Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta SP500® Put Options Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta SP500® Put Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta SP500® Put Options Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta SP500® Put Options Strategy ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta SP500® Put Options Strategy ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta SP500® Put Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta SP500® Put Options Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta SP500® Put Options Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta SP500® Put Options Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta SP500® Put Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta SP500® Put Options Strategy ETF | Index Positive Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Positive Performance Risk. Positive performance of the SP500® Index will negatively impact the Fund. The performance of SP500® Index is subject to many factors that may contribute to it having positive performance. The SP500® Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, the SP500® Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, the SP500® Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the SP500® Index.

DailyDelta SP500® Put Options Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

DailyDelta SP500® Put Options Strategy ETF | Management Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta SP500® Put Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta SP500® Put Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta R2000 Call Options Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the R2000 Index (or on ETFs that track the R2000 Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the R2000 Index or an ETF that tracks the R2000 Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the R2000 Index, the Fund may also be subject to the following risks:

DailyDelta R2000 Call Options Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The R2000 Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the R2000 Index but will be subject to declines in the performance of the R2000 Index.

DailyDelta R2000 Call Options Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the R2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta R2000 Call Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta R2000 Call Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option if any, will not exceed the premium paid to purchase the option.

The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta R2000 Call Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta R2000 Call Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta R2000 Call Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta R2000 Call Options Strategy ETF | Options Loss Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta R2000 Call Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta R2000 Call Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta R2000 Call Options Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta R2000 Call Options Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta R2000 Call Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta R2000 Call Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta R2000 Call Options Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta R2000 Call Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta R2000 Call Options Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta R2000 Call Options Strategy ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta R2000 Call Options Strategy ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta R2000 Call Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta R2000 Call Options Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta R2000 Call Options Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta R2000 Call Options Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta R2000 Call Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta R2000 Call Options Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

DailyDelta R2000 Call Options Strategy ETF | Management Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta R2000 Call Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta R2000 Call Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta R2000 Put Options Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the R2000 Index (or on ETFs that track the R2000 Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the R2000 Index or an ETF that tracks the R2000 Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the R2000 Index, the Fund may also be subject to the following risks:

DailyDelta R2000 Put Options Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The R2000 Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the R2000 Index but will be subject to declines in the performance of the R2000 Index.

DailyDelta R2000 Put Options Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the R2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta R2000 Put Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta R2000 Put Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta R2000 Put Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta R2000 Put Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta R2000 Put Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta R2000 Put Options Strategy ETF | Options Loss Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta R2000 Put Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta R2000 Put Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta R2000 Put Options Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta R2000 Put Options Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta R2000 Put Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta R2000 Put Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta R2000 Put Options Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta R2000 Put Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta R2000 Put Options Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta R2000 Put Options Strategy ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta R2000 Put Options Strategy ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta R2000 Put Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta R2000 Put Options Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta R2000 Put Options Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta R2000 Put Options Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta R2000 Put Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S.

Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta R2000 Put Options Strategy ETF | Index Positive Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Positive Performance Risk. Positive performance of the R2000 Index will negatively impact the Fund. The performance of R2000 Index is subject to many factors that may contribute to it having positive performance. The R2000 Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, the R2000 Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, the R2000 Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the R2000 Index.

DailyDelta R2000 Put Options Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

DailyDelta R2000 Put Options Strategy ETF | Management Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta R2000 Put Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta R2000 Put Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta Bitcoin Call Options Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta Bitcoin Call Options Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 15% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta Bitcoin Call Options Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta Bitcoin Call Options Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta Bitcoin Call Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta Bitcoin Call Options Strategy ETF | Options Loss Compounding Risk [Member]
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Options Loss Compounding Risk. The Fund may pay up to 15% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10%/15% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 15% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta Bitcoin Call Options Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
DailyDelta Bitcoin Call Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta Bitcoin Call Options Strategy ETF | Cash Redemption Risk [Member]
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Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta Bitcoin Call Options Strategy ETF | Costs of Buying or Selling Shares [Member]
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Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta Bitcoin Call Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta Bitcoin Call Options Strategy ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta Bitcoin Call Options Strategy ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta Bitcoin Call Options Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta Bitcoin Call Options Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta Bitcoin Call Options Strategy ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta Bitcoin Call Options Strategy ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta Bitcoin Call Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
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NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta Bitcoin Call Options Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta Bitcoin Call Options Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta Bitcoin Call Options Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of an options strategy (i.e., using call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta Bitcoin Call Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta Bitcoin Call Options Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

DailyDelta Bitcoin Call Options Strategy ETF | Underlying ETP Risks [Member]
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Risk [Text Block]

Underlying ETP Risks. The Fund’s investment strategy, involving indirect exposure to Underlying ETPs that seek exposure to Bitcoin, is subject to the risks associated with Bitcoin and other digital assets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

DailyDelta Bitcoin Call Options Strategy ETF | Underlying Bitcoin ETP Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Bitcoin ETP Risks: Underlying ETPs that focus on Bitcoin, either through direct holdings or indirectly via derivatives like futures contracts, carry significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying ETP. Additionally, each Underlying ETP, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying ETP.

DailyDelta Bitcoin Call Options Strategy ETF | Bitcoin Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bitcoin Investment Risk: The Fund’s indirect investment in Bitcoin exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing Bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, Bitcoin faces potential government restrictions. For instance, some countries may limit or ban Bitcoin transactions, negatively impacting its market value.

The risks associated with Bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large Bitcoin holders, known as “whales,” can significantly influence Bitcoin’s price. The largely unregulated nature of Bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect Bitcoin’s price. For example, if a group of miners gains control over a majority of the Bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen Bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to Bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact Bitcoin’s demand and the Fund’s performance. The extreme volatility of Bitcoin’s market price can result in shareholder losses. Furthermore, the operation of Bitcoin exchanges may be disrupted or cease altogether due to various issues, further affecting Bitcoin’s price and the Fund’s investments.

The value of Bitcoin has historically been subject to significant speculation, making trading and investing in Bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of Bitcoin-linked derivatives held by the Underlying ETPs.

The security of the Bitcoin blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the Bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin blockchain as a payment system.

Common impediments to adopting the Bitcoin blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of Bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Bitcoin, and the Underlying ETPs that provide exposure to it, have historically exhibited substantially higher price volatility than broad-based equity indices. Because the Fund’s options have very short (often one-day) expirations, their prices can be extremely sensitive to sudden changes in the implied volatility of the Underlying ETPs, which can change rapidly and unpredictably. As a result, the Fund may experience sharp premium decay, wide bid-ask spreads, and periods of reduced liquidity in the options it seeks to purchase or sell. Because the Fund may spend option premium of up to 15% of its NAV on each trading day, sideways or range-bound Bitcoin markets — in which the Fund’s options repeatedly expire worthless — can result in significant and rapid cumulative NAV erosion, potentially at a materially faster pace than for the Fund’s equity-index-based counterparts. In addition, even relatively small day-to-day moves in the price of Bitcoin or the Underlying ETPs can produce disproportionately large losses to the Fund due to ‘volatility crush’ (a sudden decline in implied volatility that reduces option values) or other unfavorable options pricing dynamics unrelated to the direction of the underlying move.

DailyDelta Bitcoin Call Options Strategy ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Assets Risk: Digital assets like Bitcoin, designed as mediums of exchange, are still an emerging asset class. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

DailyDelta Bitcoin Call Options Strategy ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Markets Risk: The digital asset market, particularly Bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

DailyDelta Bitcoin Call Options Strategy ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Blockchain Technology Risk: Blockchain technology, which underpins Bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

DailyDelta Bitcoin Call Options Strategy ETF | Potentially No 1940 Act Protections [Member]
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Risk [Text Block]
●	Potentially No 1940 Act Protections. It is expected that one or more Underlying ETPs will not be registered as an investment company subject to the 1940 Act. Accordingly, investors in such an Underlying ETP would not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing an Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing an Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying ETP’s character without the consent of shareholders. Although the Fund invests in one or more Underlying ETPs only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

DailyDelta Bitcoin Call Options Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta Bitcoin Call Options Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta Bitcoin Put Options Strategy ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

DailyDelta Bitcoin Put Options Strategy ETF | Options Contracts [Member]
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Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 15% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Underlying ETPs do not move sufficiently in the direction favorable to the Fund’s strategy.

DailyDelta Bitcoin Put Options Strategy ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta Bitcoin Put Options Strategy ETF | Leverage Risk [Member]
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Risk [Text Block]

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

DailyDelta Bitcoin Put Options Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
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NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DailyDelta Bitcoin Put Options Strategy ETF | Options Loss Compounding Risk [Member]
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Options Loss Compounding Risk. The Fund may pay up to 15% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 15% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 15% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

DailyDelta Bitcoin Put Options Strategy ETF | ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
DailyDelta Bitcoin Put Options Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DailyDelta Bitcoin Put Options Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

DailyDelta Bitcoin Put Options Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DailyDelta Bitcoin Put Options Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DailyDelta Bitcoin Put Options Strategy ETF | Trading [Member]
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Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta Bitcoin Put Options Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta Bitcoin Put Options Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta Bitcoin Put Options Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta Bitcoin Put Options Strategy ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

DailyDelta Bitcoin Put Options Strategy ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

DailyDelta Bitcoin Put Options Strategy ETF | NAV Decline Risk Due to Distributions [Member]
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NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

DailyDelta Bitcoin Put Options Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta Bitcoin Put Options Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta Bitcoin Put Options Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s options strategy (i.e., the use of put options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements.

If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta Bitcoin Put Options Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta Bitcoin Put Options Strategy ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

DailyDelta Bitcoin Put Options Strategy ETF | Underlying ETP Appreciation Risks [Member]
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Underlying ETP Appreciation Risks. As part of the Fund’s put strategy, the Fund purchases put option contracts that are based on the share prices of Underlying ETPs that provide indirect exposure to Bitcoin. This strategy subjects the Fund to certain of the same risks as if it shorted the Underlying ETPs or Bitcoin directly, even though it does not. By virtue of the Fund’s indirect inverse exposure to changes in the value of Bitcoin, the Fund is subject to the risk that the price of Bitcoin increases. If the price of Bitcoin increases, the value of the Underlying ETPs will likely rise, and the Fund will likely lose value. As a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

DailyDelta Bitcoin Put Options Strategy ETF | Indirect Investment in Bitcoin and Underlying ETPs Risk [Member]
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Indirect Investment in Bitcoin and Underlying ETPs Risk. The Bitcoin blockchain, its associated ecosystem, and the Underlying ETPs are not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or their respective affiliates and are not involved with this offering in any way. Bitcoin is a decentralized digital asset that does not have an issuing entity, centralized authority, or intrinsic value, and its price is determined solely by market supply and demand. Similarly, the Underlying ETPs that invest in Bitcoin operate independently of the Fund and are subject to their own risks and operational decisions.

Increases in the value of Bitcoin may drive corresponding increases in the value of the Underlying ETPs, adversely affecting the Fund’s performance. The value of Bitcoin may rise for various reasons, including greater adoption as a medium of exchange or store of value, favorable regulatory developments, technological advancements, increased institutional or retail investment, or macroeconomic factors such as inflation or currency instability. These same factors can enhance the appeal and market performance of ETPs that hold Bitcoin, compounding the Fund’s risks.

Furthermore, the performance of the Underlying ETPs may also be influenced by factors specific to the ETP market, such as changes in the ETP’s structure, fees, or management strategies, as well as fluctuations in trading volume and investor demand. Positive developments related to the Underlying ETPs, including enhancements to liquidity, operational efficiencies, or regulatory approvals, may result in increased investor interest and price appreciation, which could further exacerbate losses for the Fund.

Bitcoin, and the Underlying ETPs that provide exposure to it, have historically exhibited substantially higher price volatility than broad-based equity indices. Because the Fund’s options have very short (often one-day) expirations, their prices can be extremely sensitive to sudden changes in the implied volatility of the Underlying ETPs, which can change rapidly and unpredictably. As a result, the Fund may experience sharp premium decay, wide bid-ask spreads, and periods of reduced liquidity in the options it seeks to purchase or sell. Because the Fund may spend option premium of up to 15% of its NAV on each trading day, sideways or range-bound Bitcoin markets — in which the Fund’s options repeatedly expire worthless — can result in significant and rapid cumulative NAV erosion, potentially at a materially faster pace than for the Fund’s equity-index-based counterparts. In addition, even relatively small day-to-day moves in the price of Bitcoin or the Underlying ETPs can produce disproportionately large losses to the Fund due to ‘volatility crush’ (a sudden decline in implied volatility that reduces option values) or other unfavorable options pricing dynamics unrelated to the direction of the underlying move.

DailyDelta Bitcoin Put Options Strategy ETF | Underlying ETP and Bitcoin Trading Risk [Member]
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Underlying ETP and Bitcoin Trading Risk. The trading price of Bitcoin and, in turn, the Underlying ETPs, may become less volatile over time, which could have an adverse impact on the Fund’s performance. The Fund’s short strategy is designed to benefit from declines in the value of the Underlying ETPs’ investments in Bitcoin. However, if Bitcoin or an Underlying ETP experiences reduced volatility, it may limit opportunities for the Fund to generate returns. There is a possibility that market conditions, regulatory developments, or investor sentiment may contribute to decreased volatility in the future. Reduced volatility could challenge the Fund’s ability to achieve its investment objective.

DailyDelta Bitcoin Put Options Strategy ETF | Bitcoin Good Performance Risk [Member]
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Bitcoin Good Performance Risk. Several factors could lead to positive performance in Bitcoin and the Underlying ETPs, posing a risk to the Fund. Increased institutional adoption of Bitcoin as a store of value or medium of exchange, broader acceptance of Bitcoin as a payment method, or technological advancements in Bitcoin’s blockchain could enhance its appeal and drive price appreciation of the Underlying ETPs. Favorable macroeconomic conditions, such as inflationary pressures or declining confidence in fiat currencies, could further position Bitcoin as a hedge against currency devaluation, increasing its value. Additionally, regulatory clarity or developments that reduce perceived risks for investors may bolster Bitcoin’s legitimacy and attract new market participants. Should these or similar factors lead to appreciation in Bitcoin’s price, the value of the Underlying ETPs will likely increase, and the Fund could face significant losses due to its inverse exposure.

DailyDelta Bitcoin Put Options Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
DailyDelta Bitcoin Put Options Strategy ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.